POST-EMPLOYMENT BENEFIT - Present value of actuarial obligations partially or fully covered (Details) - Present value of the defined benefit obligations - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Pension Benefits
Beginning Balance	R$ 27,357,876	R$ 32,654,956
Effects of Deconsolidation - Eletronuclear		(4,024,043)
Current service cost	39,001	42,245
Interest on actuarial obligation	2,703,475	2,622,700
Benefits paid during the year	(2,635,428)	(2,537,463)
Standard Participant Contributions	11,952	(8,061)
Past service cost		(33,594)
Gain/Loss on actuarial obligations arising from remeasurement	2,155,240	(1,358,864)
Actuarial gains/losses arising from changes in financial assumptions	1,996,962	(1,897,919)
Actuarial gains/losses resulting from adjustments based on experience	158,278	539,055
Closing Balance	R$ 29,632,116	R$ 27,357,876